REDEEMABLE NON-CONTROLLING INTERESTS (Details Narrative) - Hefei Construction Investment North City Industrial Investment Co Ltd [Member] ¥ in Millions	1 Months Ended
Oct. 31, 2023 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment	¥ 147.1
Investment subscription percent	12.02%